Leases (Details) - Schedule of maturities of lease liabilities - Jun. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule Of Maturities Of Lease Liabilities [Abstract]
2023	¥ 13,352	$ 1,993
2024	10,491	1,566
2025	6,404	956
2026	6,388	954
Thereafter	1,609	240
Total remaining undiscounted lease payments	38,244	5,709
Less: Interest	3,096	462
Total present value of lease liabilities	35,148	5,247
Less: Current operating lease liabilities	11,889	1,775
Non-current operating lease liabilities	¥ 23,259	$ 3,472